Expense Example, No Redemption - BlackRock Event Driven Equity Fund - Investor C	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 230
Expense Example, No Redemption, 3 Years	722
Expense Example, No Redemption, 5 Years	1,240
Expense Example, No Redemption, 10 Years	$ 2,472